CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development	$ 766	$ 1,235	$ 1,727	$ 1,916	$ 3,708	$ 3,226
GENERAL AND ADMINISTRATIVE	619	179	908	306	973	634
TOTAL OPERATING EXPENSES	1,385	1,414	2,635	2,222	4,681	3,860
OPERATING LOSS	(1,385)	(1,414)	(2,635)	(2,222)	(4,681)	(3,860)
Financial expenses, net	(102)	(452)	(270)	(377)	(395)	396
LOSS BEFORE INCOME TAX	(1,487)	(1,866)	(2,905)	(2,599)	(5,076)	(3,464)
INCOME TAX	2	10	7	20	32	24
NET PROFIT (LOSS) FOR THE PERIOD	(1,489)	(1,876)	(2,912)	(2,619)	(5,108)	(3,488)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (1,489)	$ (1,876)	$ (2,912)	$ (2,619)	$ (5,108)	$ (3,488)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES	250,847	252,462	251,655	252,462	252,462	252,371
Attributable to:
Equity holders of the Company	$ (1,472)	$ (1,653)	$ (2,845)	$ (2,427)	$ 4,942	$ 3,215
Non-controlling interests	(17)	(223)	(67)	(192)	166	273
Net Income (Loss) Attributable to Parent	$ (1,489)	$ (1,876)	$ (2,912)	$ (2,619)	$ (5,108)	$ (3,488)
LOSS PER SHARE, BASIC	$ (5.87)	$ (6.54)	$ (11.31)	$ (9.61)	$ 19.57	$ 12.74
LOSS PER SHARE, DILUTED	$ (5.87)	$ (6.54)	$ (11.31)	$ (9.61)	$ 19.57	$ 12.74
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE	250,847	252,462	251,655	252,462	252,462	252,371
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE	250,847	252,462	251,655	252,462	252,462	252,371
Moringa Acquisition Corp
INTEREST EARNED ON INVESTMENTS HELD IN TRUST ACCOUNT	$ 75,305	$ 318,002	$ 149,236	$ 1,063,043	$ 1,364,444	$ 1,685,666
GENERAL AND ADMINISTRATIVE	(179,135)	(155,472)	(441,276)	(592,201)	(1,122,480)	(1,232,342)
CHANGE IN FAIR VALUE OF WARRANT LIABILITY	(6,745)	418	(18,753)	5,301	21,109	130,701
NET PROFIT (LOSS) FOR THE PERIOD	(110,575)	162,948	(310,793)	476,143	263,073	584,025
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(110,575)	162,948	(310,793)	476,143	263,073	584,025
Attributable to:
Net Income (Loss) Attributable to Parent	$ (110,575)	$ 162,948	$ (310,793)	$ 476,143	$ 263,073	$ 584,025
Moringa Acquisition Corp | Class A Ordinary Share Subject to Possible Redemption
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES	515,019	2,589,567	515,019	5,015,185	2,774,850	11,500,000
Attributable to:
LOSS PER SHARE, BASIC	$ 0.17	$ 0.19	$ 0.32	$ 0.22	$ 0.51	$ 0.07
LOSS PER SHARE, DILUTED	$ 0.17	$ 0.19	$ 0.32	$ 0.22	$ 0.51	$ 0.07
Moringa Acquisition Corp | Non-redeemable Class A and Class B Ordinary Shares
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES	3,355,000	3,355,000	3,355,000	3,355,000	3,355,000	3,355,000
Attributable to:
LOSS PER SHARE, BASIC	$ (0.06)	$ (0.1)	$ (0.14)	$ (0.19)	$ (0.34)	$ (0.07)
LOSS PER SHARE, DILUTED	$ (0.06)	$ (0.1)	$ (0.14)	$ (0.19)	$ (0.34)	$ (0.07)